Accumulated other comprehensive income (loss) (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule of Accumulated other comprehensive income (loss)
Changes in Accumulated other comprehensive income (loss), net of tax, included in Statement 4, consisted of the following:

(Millions of dollars)	Foreign currency translation	Pension and other postretirement benefits	Derivative financial instruments	Available-for-sale securities	Total
Balance at December 31, 2011	$206	$(6,568)	$(10)	$44	$(6,328)

Balance at December 31, 2012 [1]	$456	$(6,914)	$(42)	$67	$(6,433)
Other comprehensive income (loss) before reclassifications	(280)	2,280	(4)	29	2,025
Amounts reclassified from accumulated other comprehensive (income) loss	—	482	41	(13)	510
Other comprehensive income (loss)	(280)	2,762	37	16	2,535
Balance at December 31, 2013	$176	$(4,152)	$(5)	$83	$(3,898)
Other comprehensive income (loss) before reclassifications	(1,164)	(1,574)	(118)	24	(2,832)
Amounts reclassified from accumulated other comprehensive (income) loss	—	319	4	(24)	299
Other comprehensive income (loss)	(1,164)	(1,255)	(114)	—	(2,533)
Balance at December 31, 2014	$(988)	$(5,407)	$(119)	$83	$(6,431)

1 In conjunction with the Cat Japan share redemption, to reflect the increase in our ownership interest in Cat Japan from 67 percent to 100 percent, $107 million was reclassified to Accumulated other comprehensive income (loss) from other components of stockholders' equity and was not included in Comprehensive income during the second quarter of 2012. The amount was comprised of foreign currency translation of $167 million, pension and other postretirement benefits of $(61) million and available-for-sale securities of $1 million.

Reclassification out of Accumulated other comprehensive income (loss)
The effect of the reclassifications out of Accumulated other comprehensive income (loss) on Statement 1 is as follows:

		Year ended December 31,
(Millions of dollars)	Classification of income (expense)	2014	2013

Pension and other postretirement benefits:
Amortization of actuarial gain (loss)	Note 12 [1]	$(519)	$(781)
Amortization of prior service credit (cost)	Note 12 [1]	38	54
Amortization of transition asset (obligation)	Note 12 [1]	—	(2)
Reclassifications before tax		(481)	(729)
Tax (provision) benefit		162	247
Reclassifications net of tax		$(319)	$(482)

Derivative financial instruments:
Foreign exchange contracts	Other income (expense)	$5	$(57)
Interest rate contracts	Interest expense excluding Financial Products	(5)	—
Interest rate contracts	Other income (expense)	—	(3)
Interest rate contracts	Interest expense of Financial Products	(6)	(6)
Reclassifications before tax		(6)	(66)
Tax (provision) benefit		2	25
Reclassifications net of tax		$(4)	$(41)

Available-for-sale securities:
Realized gain (loss) on sale of securities	Other income (expense)	$35	$19
Tax (provision) benefit		(11)	(6)
Reclassifications net of tax		$24	$13

Total reclassifications from Accumulated other comprehensive income (loss)		$(299)	$(510)

[1] Amounts are included in the calculation of net periodic benefit cost. See Note 12 for additional information.